Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	₺ 8,195,705	₺ 6,821,494
Additions	1,469,217	1,432,200
Disposals	(23,675)	(21,676)
Transfers	(153)	(1,831)
Impairment expenses/(reversals)	(39,721)	(43,198)	₺ (18,567)
Effects of movements in exchange rates	21,807	8,716
Transfer from investment property	42,228
Balance at end of year	9,665,408	8,195,705	6,821,494
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	15,947,162	13,623,365
Additions	2,928,738	2,667,011
Disposals	(1,028,876)	(541,924)
Transfers	(153)	(1,831)
Impairment expenses/(reversals)	(14,535)
Effects of movements in exchange rates	121,835	200,541
Transfer from investment property	64,594
Balance at end of year	18,018,765	15,947,162	13,623,365
Cost [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	13,897,308	11,302,326
Additions	574,301	615,041
Disposals	(1,009,922)	(518,827)
Transfers	1,907,022	2,312,011
Effects of movements in exchange rates	111,419	186,757
Balance at end of year	15,480,128	13,897,308	11,302,326
Cost [member] | Land and Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	519,702	389,366
Additions	162,206	26,603
Disposals	(1,340)	(32)
Transfers	39,130	102,311
Effects of movements in exchange rates	1,766	1,454
Transfer from investment property	64,594
Balance at end of year	786,058	519,702	389,366
Cost [member] | Equipment, fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	617,732	586,463
Additions	117,087	37,545
Disposals	(10,854)	(19,291)
Transfers	2,209	10,079
Effects of movements in exchange rates	2,028	2,936
Balance at end of year	728,202	617,732	586,463
Cost [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	34,136	33,676
Additions	4,415	2,710
Disposals	(1,719)	(2,946)
Transfers		71
Effects of movements in exchange rates	384	625
Balance at end of year	37,216	34,136	33,676
Cost [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	311,761	306,176
Additions	7,400	5,663
Disposals	(5,041)	(374)
Transfers	486
Effects of movements in exchange rates	261	296
Balance at end of year	314,867	311,761	306,176
Cost [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	566,523	1,005,358
Additions	2,063,329	1,979,449
Disposals		(454)
Transfers	(1,949,000)	(2,426,303)
Impairment expenses/(reversals)	(14,535)
Effects of movements in exchange rates	5,977	8,473
Balance at end of year	672,294	566,523	1,005,358
Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	7,751,457	6,801,871
Additions	1,459,521	1,234,811
Disposals	(1,005,201)	(520,248)
Impairment expenses/(reversals)	25,186	43,198
Effects of movements in exchange rates	100,028	191,825
Transfer from investment property	22,366
Balance at end of year	8,353,357	7,751,457	6,801,871
Accumulated Depreciation [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	6,843,580	5,976,699
Additions	1,353,419	1,139,343
Disposals	(990,719)	(501,719)
Impairment expenses/(reversals)	23,589	42,682
Effects of movements in exchange rates	96,690	186,575
Balance at end of year	7,326,559	6,843,580	5,976,699
Accumulated Depreciation [member] | Land and Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	159,351	140,627
Additions	26,295	17,395
Disposals	(221)
Impairment expenses/(reversals)	1,482	488
Effects of movements in exchange rates	645	841
Transfer from investment property	22,366
Balance at end of year	209,918	159,351	140,627
Accumulated Depreciation [member] | Equipment, fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	497,606	462,618
Additions	48,393	47,001
Disposals	(8,202)	(15,229)
Impairment expenses/(reversals)	115	28
Effects of movements in exchange rates	1,915	3,188
Balance at end of year	539,827	497,606	462,618
Accumulated Depreciation [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	30,252	29,704
Additions	2,276	2,723
Disposals	(1,642)	(2,926)
Effects of movements in exchange rates	420	751
Balance at end of year	31,306	30,252	29,704
Accumulated Depreciation [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	220,668	192,223
Additions	29,138	28,349
Disposals	(4,417)	(374)
Effects of movements in exchange rates	358	470
Balance at end of year	₺ 245,747	₺ 220,668	₺ 192,223